UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-9465

        Nuveen Connecticut Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Connecticut Dividend Advantage Municipal Fund (NFC) August 31, 2005

Principal
Amount (000)	Description(1)	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples - 4.8% (3.3% of Total Investments)
	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
$90	5.000%, 5/15/22	5/11 at 100.00	Baa3	$91,697
500	5.400%, 5/15/31	5/11 at 100.00	Baa3	513,900
1,270	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%,	5/11 at 100.00	Baa3	1,307,744
	5/15/41

	Education and Civic Organizations - 28.6% (19.6% of Total Investments)
705	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	Aaa	747,991
	Program, Series 2001A, 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured
50	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University,	7/08 at 101.00	AA	51,378
	Series 1998E, 5.000%, 7/01/28 - RAAI Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven,	7/06 at 102.00	BBB-	515,095
	Series 1996D, 6.700%, 7/01/26
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	No Opt. Call	AAA	555,665
	University System, Series 2003F, 5.000%, 11/01/13 - FSA Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	7/11 at 101.00	AAA	1,585,575
	2001G, 5.000%, 7/01/31 - AMBAC Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2	1,092,600
	Series 2001D, 5.500%, 7/01/23
350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	4/14 at 100.00	AAA	383,863
	2004H, 5.000%, 7/01/17 - MBIA Insured
625	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series	3/11 at 101.00	AAA	658,450
	2001B, 5.000%, 3/01/32 - FSA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford,	7/12 at 101.00	AA	1,064,070
	Series 2002E, 5.250%, 7/01/32 - RAAI Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/09 at 100.00	AAA	1,055,200
	2002W, 5.125%, 7/01/27
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
125	5.375%, 2/01/19	2/09 at 101.00	BBB	129,900
270	5.375%, 2/01/29	2/09 at 101.00	BBB	278,934
	University of Connecticut, General Obligation Bonds, Series 2001A:
1,000	4.750%, 4/01/20	4/11 at 101.00	AA	1,049,790
1,000	5.250%, 4/01/20	4/11 at 101.00	AA	1,093,070
1,000	4.750%, 4/01/21	4/11 at 101.00	AA	1,047,420

	Healthcare - 5.1% (3.5% of Total Investments)
125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series	7/09 at 101.00	Aaa	130,379
	1999G, 5.000%, 7/01/24 - MBIA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series	7/12 at 101.00	AA	1,084,930
	2002B, 5.500%, 7/01/32 - RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series

	2005B:
500	5.000%, 7/01/20 - RAAI Insured	7/15 at 100.00	Aa3	535,255
250	5.000%, 7/01/23 - RAAI Insured	7/15 at 100.00	Aa3	266,585

	Housing/Multifamily - 2.0% (1.3% of Total Investments)
750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments,	No Opt. Call	BBB+	772,125
	Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Housing/Single Family - 2.6% (1.8% of Total Investments)
1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	1,030,280
	5.300%, 11/15/33 (Alternative Minimum Tax)

	Industrials - 2.6% (1.8% of Total Investments)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern	12/11 at 102.00	Baa2	1,042,090
	Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care - 2.1% (1.4% of Total Investments)
300	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park Baptist	12/11 at 102.00	BBB+	321,774
	Home Inc., Series 2003, 5.750%, 12/01/23
500	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer's Resource	2/06 at 101.00	N/R	505,505
	Center of Connecticut Inc., Series 1994A, 7.250%, 8/15/21

	Tax Obligation/General - 13.5% (9.2% of Total Investments)
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 - MBIA Insured	No Opt. Call	AAA	563,080
560	Connecticut, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 - FGIC Insured	4/14 at 100.00	AAA	605,186
545	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/13 - MBIA Insured	No Opt. Call	AAA	605,588
400	Hartford, Connecticut, General Obligation Bonds, Series 2004, 5.500%, 8/15/11 - MBIA Insured	No Opt. Call	AAA	448,324
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 - FSA Insured	8/15 at 100.00	AAA	393,073
240	4.375%, 8/01/24 - FSA Insured	8/15 at 100.00	AAA	244,248
1,000	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 - FGIC Insured	11/10 at 101.00	AAA	1,074,720
565	Newtown, Connecticut, General Obligation Bonds, Series 2004, 4.000%, 6/15/11	No Opt. Call	Aa2	587,419
250	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	267,125
500	Waterbury, Connecticut, General Obligation Bonds, Series 2004B, 5.000%, 4/01/13 - FSA Insured	No Opt. Call	AAA	550,610

	Tax Obligation/Limited - 16.5% (11.3% of Total Investments)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for	7/08 at 105.00	A	1,101,660
	Waterbury Inc., Series 1998A, 6.750%, 7/01/28
1,475	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1998B,	No Opt. Call	AAA	1,675,998
	5.500%, 11/01/12 - FSA Insured
625	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	682,838
	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	12/11 at 101.00	AA-	640,992
1,000	5.000%, 12/15/30	12/11 at 101.00	AA-	1,055,180
500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan	10/08 at 101.00	AA	530,520
	Note, Series 1998A, 5.500%, 10/01/18 - RAAI Insured
750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%,	10/10 at 101.00	BBB	853,433
	10/01/19

	Transportation - 6.6% (4.5% of Total Investments)

2,500	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A, 5.125%,	4/11 at 101.00	AAA	2,614,600
	10/01/26 (Alternative Minimum Tax)- FGIC Insured

	U.S. Guaranteed *** - 40.8% (27.9% of Total Investments)
455	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	483,529
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)
750	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded to 6/15/12)	6/12 at 100.00	AA***	846,518
1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19 (Pre-refunded to 4/15/12)	4/12 at 100.00	AA***	1,118,890
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/12 at 100.00	AAA	826,822
	University System, Series 2003E, 5.000%, 11/01/15 (Pre-refunded to 11/01/12) - FGIC Insured
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	560,870
	5.375%, 7/01/18 (Pre-refunded to 7/01/12) - FSA Insured
2,000	Connecticut, Clean Water Fund Revenue Bonds, Series 2001, 5.500%, 10/01/20 (Pre-refunded to	10/11 at 100.00	AAA	2,247,100
	10/01/11)
500	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.125%, 7/15/20 (Pre-refunded to	7/11 at 102.00	Aaa	558,065
	7/15/11) - FGIC Insured
700	Farmington, Connecticut, General Obligation Bonds, Series 2001, 4.875%, 3/15/20 (Pre-refunded to	3/11 at 101.00	Aa1***	764,162
	3/15/11)
	Hamden, Connecticut, General Obligation Bonds, Series 2001:
640	5.250%, 8/15/18 (Pre-refunded to 8/15/11) - MBIA Insured	8/11 at 102.00	AAA	719,910
635	5.000%, 8/15/19 (Pre-refunded to 8/15/11) - MBIA Insured	8/11 at 102.00	AAA	705,752
300	5.000%, 8/15/20 (Pre-refunded to 8/15/11) - MBIA Insured	8/11 at 102.00	AAA	333,426
375	New Haven, Connecticut, General Obligation Bonds, Series 1999, 4.700%, 2/01/15 (Pre-refunded to	2/08 at 101.00	AAA	393,701
	2/01/08) - FGIC Insured
	Norwich, Connecticut, General Obligation Bonds, Series 2001A:
575	5.000%, 4/01/17 (Pre-refunded to 4/01/09) - FGIC Insured	4/09 at 100.00	Aaa	613,479
475	5.000%, 4/01/18 (Pre-refunded to 4/01/09) - FGIC Insured	4/09 at 100.00	Aaa	506,787
575	5.000%, 4/01/19 (Pre-refunded to 4/01/09) - FGIC Insured	4/09 at 100.00	Aaa	613,479
275	5.000%, 4/01/20 (Pre-refunded to 4/01/09) - FGIC Insured	4/09 at 100.00	Aaa	293,403
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,425	5.500%, 10/01/32	10/10 at 101.00	AAA	1,572,416
1,300	5.500%, 10/01/40	10/10 at 101.00	AAA	1,431,287
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded to	4/12 at 100.00	AAA	1,118,400
	4/01/12) - FSA Insured
370	Windsor, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/20 (Pre-refunded to	7/09 at 100.00	Aa2***	394,757
	7/15/09)

	Utilities - 9.4% (6.4% of Total Investments)
500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	Baa1	543,660
	Power Company, Series 1993A, 5.850%, 9/01/28
1,000	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon	1/06 at 100.00	BBB	1,011,100
	Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)
1,975	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	2,144,060
	Insured

	Water and Sewer - 11.7% (8.0% of Total Investments)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,300,419
500	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003B, 5.000%, 10/01/12	No Opt. Call	AAA	551,955
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
450	5.000%, 11/15/17 - MBIA Insured	11/15 at 100.00	AAA	498,316
270	5.000%, 11/15/30 - MBIA Insured	11/15 at 100.00	AAA	290,901
360	5.000%, 11/15/35 - MBIA Insured	11/15 at 100.00	AAA	386,622

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series
	2003A:
750	5.000%, 8/01/20 - MBIA Insured	8/13 at 100.00	AAA	815,340
720	5.000%, 8/01/33 - MBIA Insured	8/13 at 100.00	AAA	766,662

$53,590	Total Long-Term Investments (cost $54,511,812) - 146.3%			57,817,647

	Other Assets Less Liabilities - 3.0%			1,207,177

	Preferred Shares, at Liquidation Value - (49.3)%			(19,500,000)

	Net Assets Applicable to Common Shares - 100%			$39,524,824

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $54,651,441.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$3,355,339
Depreciation	(189,133)

Net unrealized appreciation of investments	$3,166,206

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.